Cover	Sep. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2024
Entity File Number	811-21309
Entity Registrant Name	Advent Convertible and Income Fund
Entity Central Index Key	0001219120
Entity Tax Identification Number	11-3683138
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	888 Seventh Avenue, 31st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	482-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	AVK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false